Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Share To Be Issued [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated other comprehensive loss
Balance, shares at Mar. 28, 2019		300,000,000
Balance, amount at Mar. 28, 2019	$ 0		$ 0	$ 0	$ 0	$ 0
Net Loss for the period	(255,010)	$ 0	0		(255,010)	0
Stock issued during the period, shares		222,000
Stock issued during the period, amount	222,020	$ 0	222,020	0	0
Share to be issued	0	0	0	0	0	0
Foreign currency translation adjustment	0	0	0	0	0	0
Balance, amount at Sep. 30, 2019	(32,990)	$ 0	222,020	0	(255,010)	0
Balance, shares at Sep. 30, 2019		300,222,000
Balance, shares at Mar. 28, 2019		300,000,000
Balance, amount at Mar. 28, 2019	0		0	$ 0	0	0
Stock issued in September, 2019, shares		74,000
Stock issued in September, 2019, amount	222,020	$ 0	222,020	$ 0	0
Stock to be issued	5,000,000	0	0	5,000,000	0
Net Loss for the period	(417,407)	0	0	0	(417,407)
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	222,020	5,000,000	(417,407)
Balance, shares at Dec. 31, 2019		300,074,000
Balance, shares at Jun. 30, 2019		300,000,000
Balance, amount at Jun. 30, 2019	(144,089)	$ 0	0	0	(144,089)	0
Net Loss for the period	(110,921)	$ 0	0	0	(110,921)	0
Stock issued during the period, shares		222,000
Stock issued during the period, amount	222,020	$ 0	222,020	0	0
Share to be issued	0	0	0	0	0	0
Foreign currency translation adjustment	0	0	0	0	0	0
Foreign currency translation adjustment	0
Balance, amount at Sep. 30, 2019	(32,990)	$ 0	222,020	0	(255,010)	0
Balance, shares at Sep. 30, 2019		300,222,000
Balance, shares at Dec. 31, 2019		300,074,000
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	222,020	5,000,000	(417,407)
Net Loss for the period	1,307,126	$ 0		0	1,307,126	0
Stock issued during the period, shares		5,229,498
Stock issued during the period, amount	835,500	$ 0	5,835,500	(5,000,000)	0	0
Foreign currency translation adjustment	183,673	0	0	0	0	183,673
Balance, amount at Sep. 30, 2020	7,130,912	$ 0	6,057,520	0	889,719	183,673
Balance, shares at Sep. 30, 2020		305,451,498
Balance, shares at Jun. 30, 2020		305,221,998
Balance, amount at Jun. 30, 2020	5,388,227	$ 0	5,222,020	78,000	148,826	(60,619)
Net Loss for the period	740,893			0	740,893	0
Stock issued during the period, shares		229,500
Stock issued during the period, amount	757,500	$ 8	835,500	(78,000)	0	0
Foreign currency translation adjustment	244,292		0	0		244,292
Stock issued during the period		0
Balance, amount at Sep. 30, 2020	$ 7,130,912	$ 0	$ 6,057,520	$ 0	$ 889,719	$ 183,673
Balance, shares at Sep. 30, 2020		305,451,498